Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Communication Services (2.1%)
	T-Mobile US Inc.	3,392,085	688,729
	Comcast Corp. Class A	7,687,539	229,781
	Verizon Communications Inc.	4,856,070	197,788
	Walt Disney Co.	1,174,998	133,679
	AT&T Inc.	3,272,909	81,299
			1,331,276
Consumer Discretionary (5.9%)
	Industria de Diseno Textil SA	7,887,398	520,289
	Dick's Sporting Goods Inc.	2,319,507	459,193
	Darden Restaurants Inc.	2,438,765	448,781
	Tractor Supply Co.	6,762,276	338,181
	NIKE Inc. Class B	4,443,414	283,090
	Home Depot Inc.	752,012	258,767
	Lowe's Cos. Inc.	1,012,024	244,060
	eBay Inc.	1,795,467	156,385
	Travel & Leisure Co.	1,985,440	140,033
	Lear Corp.	1,178,596	135,067
	BorgWarner Inc. (XNYS)	2,885,924	130,040
	McDonald's Corp.	378,381	115,645
	Las Vegas Sands Corp.	1,408,113	91,654
	ADT Inc.	11,283,696	91,059
	Bath & Body Works Inc.	4,525,310	90,868
	Ralph Lauren Corp.	197,084	69,691
	Best Buy Co. Inc.	560,912	37,542
	H&R Block Inc.	731,956	31,899
	Williams-Sonoma Inc.	121,601	21,717
	Signet Jewelers Ltd.	174,491	14,462
			3,678,423
Consumer Staples (9.8%)
[1]	Unilever plc ADR	11,151,497	729,308
	Keurig Dr Pepper Inc.	24,700,428	691,859
	Philip Morris International Inc.	4,294,110	688,775
	Walmart Inc.	5,466,951	609,073
	Archer-Daniels-Midland Co.	10,390,791	597,367
	Constellation Brands Inc. Class A	3,475,684	479,505
	Procter & Gamble Co.	3,145,080	450,721
	Kimberly-Clark Corp.	3,969,809	400,514
	Pernod Ricard SA	3,699,088	316,739
	PepsiCo Inc.	2,016,673	289,433
	Altria Group Inc.	3,237,921	186,699
	Colgate-Palmolive Co.	2,165,072	171,084
	Coca-Cola Co.	2,398,141	167,654
	Kroger Co.	2,361,986	147,577
	Ingredion Inc.	632,743	69,766
	General Mills Inc.	1,454,118	67,617
	Sysco Corp.	628,840	46,339
	Molson Coors Beverage Co. Class B	94,231	4,399
			6,114,429
Energy (7.3%)
	ConocoPhillips	10,930,375	1,023,192
	Coterra Energy Inc.	22,954,636	604,166
	Exxon Mobil Corp.	4,948,428	595,494
	Targa Resources Corp.	2,995,522	552,674
	EQT Corp.	9,542,171	511,460
	Marathon Petroleum Corp.	2,273,944	369,812
	Chevron Corp.	1,185,462	180,676
	EOG Resources Inc.	1,621,478	170,271
	Devon Energy Corp.	3,718,925	136,224
	Matador Resources Co.	2,837,711	120,433

	Shares	Market Value ($000)
SLB Ltd.	2,690,252	103,252
Halliburton Co.	2,990,242	84,504
Ovintiv Inc. (XNYS)	1,347,563	52,811
Scorpio Tankers Inc.	1,001,308	50,897
		4,555,866
Financials (20.8%)
JPMorgan Chase & Co.	5,128,102	1,652,377
Bank of America Corp.	29,595,212	1,627,737
Morgan Stanley	4,384,616	778,401
M&T Bank Corp.	3,808,621	767,361
American International Group Inc.	8,324,768	712,184
Progressive Corp.	2,757,129	627,853
Marsh & McLennan Cos. Inc.	3,256,068	604,066
Regions Financial Corp.	18,710,897	507,065
Huntington Bancshares Inc.	28,443,241	493,490
Raymond James Financial Inc.	2,797,902	449,315
Wells Fargo & Co.	4,703,501	438,366
Intercontinental Exchange Inc.	2,667,271	431,991
Nasdaq Inc.	4,434,584	430,731
Ares Management Corp. Class A	2,221,656	359,086
PNC Financial Services Group Inc.	1,134,181	236,738
Bank of New York Mellon Corp.	1,667,194	193,545
State Street Corp.	1,310,376	169,052
Hartford Insurance Group Inc.	1,205,766	166,155
Ameriprise Financial Inc.	331,695	162,643
Synchrony Financial	1,863,135	155,441
MetLife Inc.	1,778,832	140,421
MGIC Investment Corp.	4,701,747	137,385
Jackson Financial Inc. Class A	1,251,910	133,516
Popular Inc.	1,057,635	131,697
Unum Group	1,661,985	128,804
Voya Financial Inc.	1,565,582	116,620
Zions Bancorp NA	1,887,142	110,473
Everest Group Ltd.	324,222	110,025
Goldman Sachs Group Inc.	122,342	107,539
Assured Guaranty Ltd.	1,069,055	96,076
Citigroup Inc.	797,166	93,021
Essent Group Ltd.	1,241,617	80,717
Assurant Inc.	312,605	75,291
Blackstone Inc.	485,488	74,833
SLM Corp.	2,473,251	66,926
Equitable Holdings Inc.	1,269,428	60,488
US Bancorp	1,023,555	54,617
Blackrock Inc.	49,363	52,835
Aflac Inc.	386,783	42,651
Southstate Bank Corp.	435,573	40,992
Prosperity Bancshares Inc.	548,626	37,916
Commerce Bancshares Inc.	711,871	37,259
Hancock Whitney Corp.	340,655	21,693
Chubb Ltd.	29,494	9,206
American Financial Group Inc.	43,126	5,894
Old Republic International Corp.	119,562	5,457
Bank OZK	113,698	5,232
		12,941,181
Health Care (15.7%)
Merck & Co. Inc.	15,952,264	1,679,135
Johnson & Johnson	7,229,742	1,496,195
UnitedHealth Group Inc.	2,960,475	977,282
Gilead Sciences Inc.	7,249,431	889,795
Elevance Health Inc.	2,132,750	747,636
Pfizer Inc.	19,840,451	494,027
Roche Holding AG	1,067,807	440,973
AstraZeneca plc ADR	4,679,122	430,152
Becton Dickinson & Co.	2,180,550	423,179
Zoetis Inc.	3,251,294	409,078
CVS Health Corp.	4,590,502	364,302
Eli Lilly & Co.	295,995	318,100
AbbVie Inc.	1,328,216	303,484
Bristol-Myers Squibb Co.	4,476,568	241,466

	Shares	Market Value ($000)
Cigna Group	697,243	191,902
Cardinal Health Inc.	790,593	162,467
Abbott Laboratories	1,025,056	128,429
Amgen Inc.	168,909	55,286
Organon & Co.	5,039,177	36,131
Medtronic plc	176,320	16,937
Quest Diagnostics Inc.	83,406	14,474
		9,820,430
Industrials (11.4%)
Honeywell International Inc.	4,276,091	834,223
PACCAR Inc.	5,955,691	652,208
Ferguson Enterprises Inc.	2,903,542	646,416
Automatic Data Processing Inc.	2,252,732	579,470
Emerson Electric Co.	4,115,686	546,234
L3Harris Technologies Inc.	1,665,610	488,973
Johnson Controls International plc	3,354,828	401,741
IDEX Corp.	2,243,248	399,164
Eaton Corp. plc	1,076,815	342,976
Caterpillar Inc.	523,721	300,024
Union Pacific Corp.	1,045,838	241,923
Cummins Inc.	392,967	200,590
Otis Worldwide Corp.	1,653,708	144,451
Ryder System Inc.	662,678	126,830
Oshkosh Corp.	993,480	124,811
Owens Corning	1,113,171	124,575
General Dynamics Corp.	367,472	123,713
Masco Corp.	1,883,443	119,523
RTX Corp.	645,207	118,331
Northrop Grumman Corp.	203,712	116,159
Booz Allen Hamilton Holding Corp.	1,340,286	113,067
FedEx Corp.	356,761	103,054
Waste Management Inc.	465,148	102,198
A O Smith Corp.	1,294,430	86,571
ManpowerGroup Inc.	900,947	26,785
Toro Co.	191,176	15,049
Lockheed Martin Corp.	16,634	8,045
		7,087,104
Information Technology (12.7%)
Broadcom Inc.	10,998,622	3,806,623
Cisco Systems Inc.	14,101,059	1,086,205
Accenture plc Class A	2,947,457	790,803
NXP Semiconductors NV	2,623,481	569,453
TE Connectivity plc	2,179,332	495,820
QUALCOMM Inc.	1,824,979	312,163
NetApp Inc.	2,185,069	233,999
International Business Machines Corp.	536,799	159,005
KLA Corp.	106,136	128,964
HP Inc.	5,089,321	113,390
Amdocs Ltd.	1,299,314	104,608
Skyworks Solutions Inc.	1,475,861	93,584
Texas Instruments Inc.	256,841	44,559
Analog Devices Inc.	40,525	10,990
		7,950,166
Materials (3.4%)
PPG Industries Inc.	6,032,197	618,059
Avery Dennison Corp.	3,184,116	579,127
Anglo American plc	13,062,457	540,296
Nutrien Ltd.	3,448,550	212,845
Reliance Inc.	426,524	123,210
NewMarket Corp.	43,834	30,125
Eastman Chemical Co.	236,682	15,107
		2,118,769
Real Estate (2.3%)
Crown Castle Inc.	6,501,644	577,801
Weyerhaeuser Co.	17,675,597	418,735
Sun Communities Inc.	3,266,865	404,797
		1,401,333

		Shares	Market Value ($000)
Utilities (7.4%)
	PPL Corp.	17,797,185	623,257
	American Electric Power Co. Inc.	5,310,450	612,348
	Dominion Energy Inc.	9,824,017	575,589
	Sempra	6,315,671	557,611
	American Water Works Co. Inc.	3,074,892	401,273
	Atmos Energy Corp.	2,393,487	401,220
	WEC Energy Group Inc.	3,311,563	349,238
	Duke Energy Corp.	1,659,502	194,510
	Exelon Corp.	3,571,889	155,699
	Public Service Enterprise Group Inc.	1,863,927	149,673
	Edison International	2,483,135	149,038
	DTE Energy Co.	1,052,699	135,777
	National Fuel Gas Co.	1,505,526	120,532
	Evergy Inc.	1,048,071	75,975
	NextEra Energy Inc.	776,444	62,333
	CMS Energy Corp.	343,235	24,003
	Eversource Energy	345,837	23,285
	NRG Energy Inc.	98,123	15,625
	UGI Corp.	400,274	14,982
			4,641,968
Total Common Stocks (Cost $45,529,789)			61,640,945
Temporary Cash Investments (1.3%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund, 3.780%	5,731,505	573,151
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Goldman Sachs & Co. 3.820%, 1/2/2026 (Dated 12/31/2025, Repurchase Value $208,044, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 8/1/2030–2/15/2067, with a value of $212,160)	208,000	208,000
	NatWest Markets plc 3.850%, 1/2/2026 (Dated 12/31/2025, Repurchase Value $11,903, collateralized by U.S. Treasury Obligations 3.625%, 8/31/2029, with a value of $12,138)	11,900	11,900
	Nomura International plc 3.820%, 1/2/2026 (Dated 12/31/2025, Repurchase Value $17,604, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 4/30/2027–2/15/2040, with a value of $17,972)	17,600	17,600
			237,500
Total Temporary Cash Investments (Cost $810,570)			810,651
Total Investments (100.1%) (Cost $46,340,359)			62,451,596
Other Assets and Liabilities—Net (-0.1%)			(77,590)
Net Assets (100%)			62,374,006
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $52,595.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $53,881 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	1,580	544,508	(818)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	5/11/2026	CITNA	244,379	(3.905)	—	(25,769)
NetApp Inc.	5/5/2028	JPMC	218,982	(3.925)	—	(19,612)
					—	(45,381)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,822,648	1,818,297	—	61,640,945
Temporary Cash Investments	573,151	237,500	—	810,651
Total	60,395,799	2,055,797	—	62,451,596
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(818)	—	—	(818)
Swap Contracts	—	(45,381)	—	(45,381)
Total	(818)	(45,381)	—	(46,199)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.